Summary of Material Accounting Policies - Summary of Subscription Agreements (Detail) - shares shares in Millions					12 Months Ended
	Sep. 01, 2025	Sep. 30, 2024	Sep. 27, 2024	Mar. 24, 2024	Dec. 31, 2025
Kayana [member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of Shares Acquired	594.0	46.5	85.5	754.5	1,480.5